VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.1%
Brazil—1.7%
Metalurgica Gerdau S.A., 9.310%	266,300	$ 660
Randon S.A. Implementos e Participacoes, 4.330%	57(1)	144
		804

Chile—0.4%
Embotelladora Andina S.A., 6.440%	86,566	227
Total Preferred Stocks (Identified Cost $1,056)		1,031

Common Stocks—90.6%
Australia—4.2%
AUB Group Ltd.	14,931	294
Iluka Resources Ltd.	56,913	424
JB Hi-Fi Ltd.	10,038	294
Super Retail Group Ltd.	128,010	979
		1,991

Austria—2.4%
Raiffeisen Bank International AG(2)	20,887	331
Wienerberger AG	27,372	837
		1,168

Bermuda—1.0%
DFI Retail Group Holdings Ltd.	57,700	159
Kunlun Energy Co., Ltd.	416,000	328
		487

Brazil—1.1%
Cia de Saneamento de Minas Gerais Copasa MG	114,400	505
Canada—5.0%
Boardwalk Real Estate Investment Trust	6,083	286
Capital Power Corp.	17,057	542
Dream Industrial Real Estate Investment Trust	27,276	290
Granite Real Estate Investment Trust	5,285	313
H&R Real Estate Investment Trust	24,202	187
Parex Resources, Inc.	14,080	282
Russel Metals, Inc.	17,789	493
		2,393

China—0.9%
Bank of Jiangsu Co., Ltd. Class A(2)	437,362	443
	Shares	Value

Denmark—0.8%
Pandora A/S	4,149	$ 370
France—3.3%
Ipsen S.A.	5,097	613
Verallia S.A.	25,161	944
		1,557

Germany—1.8%
Aurubis AG	1,393	119
HUGO BOSS AG	9,647	753
		872

Greece—3.3%
Motor Oil Hellas Corinth Refineries S.A.	19,625	497
Mytilineos S.A.	12,702	448
Piraeus Financial Holdings S.A.(2)	190,778	626
		1,571

Hungary—0.6%
Richter Gedeon Nyrt	11,169	275
Indonesia—0.6%
Bukit Asam Tbk PT	457,700	82
Matahari Department Store Tbk PT	971,200	219
		301

Israel—1.7%
Mizrahi Tefahot Bank Ltd.	23,722	789
Italy—4.4%
A2A SpA	344,636	629
Banca Mediolanum SpA	84,902	767
Saras SpA	587,406	728
		2,124

Japan—18.5%
77 Bank Ltd. (The)	12,600	224
Adastria Co., Ltd.	17,500	373
Citizen Watch Co., Ltd.	77,800	469
Cosmo Energy Holdings Co., Ltd.	9,300	254
Doutor Nichires Holdings Co., Ltd.	6,400	94
Ebara Corp.	6,500	312
H.U. Group Holdings, Inc.	21,900	419
H2O Retailing Corp.	63,700	651
Hanwa Co., Ltd.	21,900	692
INFRONEER Holdings, Inc.	25,200	238
Kaga Electronics Co., Ltd.	8,500	378
Kanematsu Corp.	23,000	321
Lawson, Inc.	5,100	226
Mazda Motor Corp.	73,300	708
Mizuno Corp.	5,000	129
Nippon Yusen KK	8,800	196
Onward Holdings Co., Ltd.	94,000	261
SCREEN Holdings Co., Ltd.	2,000	228
	Shares	Value

Japan—continued
Senko Group Holdings Co., Ltd.	47,800	$ 344
Sojitz Corp.	55,300	1,224
Takashimaya Co., Ltd.	10,800	151
Toyota Tsusho Corp.	16,800	840
United Arrows Ltd.	8,000	138
		8,870

Jersey—0.3%
WNS Holdings Ltd. ADR(2)	1,678	124
Luxembourg—1.5%
B&M European Value Retail S.A.	104,062	736
Malaysia—0.5%
Bermaz Auto Bhd	255,800	122
Heineken Malaysia Bhd	18,000	101
		223

Mauritius—0.5%
Golden Agri-Resources Ltd.	1,259,700	229
Mexico—1.7%
Arca Continental SAB de C.V.	80,800	829
Netherlands—4.9%
ABN AMRO Bank N.V. CVA GDR	52,598	817
AMG Critical Materials N.V.	4,211	218
ASR Nederland N.V.	10,049	452
Fugro N.V.(2)	8,998	140
OCI N.V.(2)	5,874	141
Randstad N.V.	10,766	568
		2,336

Poland—0.5%
Jastrzebska Spolka Weglowa S.A.(2)	24,302	239
Portugal—1.8%
Jeronimo Martins SGPS S.A.	31,586	870
Singapore—1.5%
First Resources Ltd.	128,200	132
Sembcorp Industries Ltd.	70,100	299
Yangzijiang Shipbuilding Holdings Ltd.	274,600	306
		737

South Africa—1.2%
AECI Ltd.	17,892	86
Nedbank Group Ltd.	14,942	181
Tiger Brands Ltd.	19,549	174
Truworths International Ltd.	50,488	152
		593

See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

South Korea—4.3%
Doosan Bobcat, Inc.	13,588	$ 607
Hyundai Marine & Fire Insurance Co., Ltd.	21,866	516
JB Financial Group Co., Ltd.	18,099	117
LG Uplus Corp.	47,170	385
LX International Corp.	9,228	254
Woori Financial Group, Inc.	19,807	178
		2,057

Spain—2.1%
Cia de Distribucion Integral Logista Holdings S.A.	37,378	1,007
Sweden—1.2%
Betsson AB Class B(2)	10,412	111
SSAB AB Class A	65,600	466
		577

Switzerland—1.1%
Cembra Money Bank AG	2,288	189
u-blox Holding AG(2)	3,145	345
		534

Taiwan—7.2%
Gamania Digital Entertainment Co., Ltd.	76,000	200
Micro-Star International Co., Ltd.	93,000	529
Novatek Microelectronics Corp.	45,000	618
Simplo Technology Co., Ltd.	24,000	254
Sitronix Technology Corp.	59,000	447
Taichung Commercial Bank Co., Ltd.	876,000	428
TaiDoc Technology Corp.	29,000	173
Wistron Corp.	279,000	814
		3,463

Thailand—0.7%
AP Thailand PCL Foreign Shares	496,200	161
	Shares	Value

Thailand—continued
Chularat Hospital PCL Foreign Shares	2,103,500	$ 178
		339

Turkey—0.3%
BIM Birlesik Magazalar AS	19,959	131
United Kingdom—7.8%
4imprint Group plc	9,784	596
Beazley plc	43,610	326
Britvic plc	20,613	224
Centrica plc	220,524	347
Dunelm Group plc	31,548	449
Greggs plc	16,203	526
OSB Group plc	127,016	775
Pagegroup plc	72,205	368
SThree plc	22,611	98
		3,709

United States—1.9%
Vishay Intertechnology, Inc.	11,705	344
Warrior Met Coal, Inc.	15,043	586
		930

Total Common Stocks (Identified Cost $38,039)		43,379

Exchange-Traded Fund—3.2%
iShares MSCI India Small-Cap ETF(3)	25,982	1,510
Total Exchange-Traded Fund (Identified Cost $1,329)		1,510

Total Long-Term Investments—95.9% (Identified Cost $40,424)		45,920

TOTAL INVESTMENTS—95.9% (Identified Cost $40,424)		$45,920
Other assets and liabilities, net—4.1%		1,950
NET ASSETS—100.0%		$47,870
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	19%
United Kingdom	8
Taiwan	8
United States	5
Canada	5
Netherlands	5
Italy	5
Other	45
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$43,379	$24,239	$19,140
Preferred Stocks	1,031	1,031	—
Exchange-Traded Fund	1,510	1,510	—
Total Investments	$45,920	$26,780	$19,140
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4